Earnings Per Share	12 Months Ended
Mar. 31, 2025
Earnings per share [abstract]
Earnings Per Share
17.
EARNINGS PER SHARE

The calculation of basic and diluted earnings per share has been based on the following profit attributable to ordinary shareholders and weighted-average number of ordinary shares outstanding.

i)
Profit attributable to ordinary shareholders (basic and diluted)

	Successor	Successor
	For the year ended March 31, 2025	For the period June 16, 2023 through March 31, 2024
	US$’000	US$’000
Profit for the period	46,977	82,088
Less: Gain attributable to non-controlling interests	(2,161)	(1,208)
Profits for the year attributable to shareholders	44,816	80,880

ii)
Weighted-average number of ordinary shares (basic and diluted)

	Successor	Successor
	For the year ended March 31, 2025	For the period June 16, 2023 through March 31, 2024*
Issued ordinary shares at the beginning of year/period	36,900,000	36,900,000
Effect of conversion of convertible notes	922,500	—
Weighted-average number of ordinary shares at the end of year/period	37,822,500	36,900,000

* The shares and per share information are presented on a retrospective basis to reflect the Share Reorganization as disclosed under Note 15.

iii)
Earnings per share (basic and diluted)

	Successor	Successor
	For the year ended March 31, 2025	For the period June 16, 2023 through March 31, 2024
	US$	US$
Basic and diluted earnings per share attributable to shareholders (as adjusted)	1.18	2.19

Correction of Error

The Successor previously calculated the basic and diluted earnings per share attributable to shareholders by using the number of 15,000 as the basic and diluted weighted-average shares outstanding and presented the basic and diluted earnings per share attributable to the shareholders of $5,291.07. As disclosed under Note 15, the Successor completed the Share Reorganization on October 23, 2024. The Successor made an adjustment for a correction in the calculation of earnings per share for the period from June 16, 2023 through March 31, 2024, whereby the Successor retrospectively applied the 36,900,000 shares as the denominator. After the correction of such error, the basic and diluted earnings per share attributable to shareholders was $2.19 for the period from June 16, 2023 through March 31, 2024.